Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of December 31, 2020 and 2019:

	As of December 31,
	2020		2019
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$3,022,000	$2,790	$2,442,000	$3,727
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$488,616	$1,578
Interest rate caps	475,000	513	400,000	6,359
Total derivative assets		$3,303		$11,664

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	As of December 31,
	2020		2019
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as accounting cash flow hedges:
Interest rate swaps	$400,000	$14,933	$—	$—
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$3,331,000	$152,370	$3,776,000	$97,066
Total derivative liabilities		$167,303		$97,066
(a)The notional amount is excluded for swaps which are not yet effective.
Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive loss related to derivative financial instruments for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$(62,967)	$(102,725)	$(16,639)
Interest rate caps	(5,846)	(38)	—
Derivative premium and amortization	1,597	—	—
Income tax effect	8,402	12,845	2,080
Net loss on derivatives, net of tax	$(58,814)	$(89,918)	$(14,559)

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Consolidated Income Statements for the years ended December 31, 2020, 2019 and 2018.

	Year Ended December 31,
	2020	2019	2018
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$(14,369)	$(29,714)	$5,158
Reclassification to Consolidated Income Statements:
Reclassification of amounts previously recorded in AOCI	(53,539)	3,381	6,874
Gain (loss) recognized in interest expense	$(67,908)	$(26,333)	$12,032